Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	¥ 499	¥ 271
One year ago (Gross write-offs)	1,528	2,410
Two years ago (Gross write-offs)	3,198	2,293
Three years ago (Gross write-offs)	2,789	3,225
Four years ago (Gross write-offs)	687	640
Prior (Gross write-offs)	9,864	10,189
Total financing receivables	5,212,483	5,056,614
Total financing receivables (Gross write-offs)	18,565	19,028
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	1,699,069	1,673,007
One year ago	1,069,922	829,285
Two years ago	504,326	474,623
Three years ago	314,302	388,324
Four years ago	285,095	319,263
Prior	1,176,356	1,211,160
Total financing receivables	5,049,070	4,895,662
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	5,343	5,356
One year ago	12,541	15,789
Two years ago	18,829	12,347
Three years ago	16,432	37,016
Four years ago	16,675	9,097
Prior	43,032	34,862
Total financing receivables	112,852	114,467
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	137	206
One year ago (Gross write-offs)	1,046	1,773
Two years ago (Gross write-offs)	1,390	1,136
Three years ago (Gross write-offs)	1,156	106
Four years ago (Gross write-offs)	128	8
Prior (Gross write-offs)	195	70
Total financing receivables	2,133,067	2,067,900
Total financing receivables (Gross write-offs)	4,052	3,299
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	34	0
Four years ago (Gross write-offs)	105	0
Prior (Gross write-offs)	193	62
Total financing receivables	2,027,493	1,956,816
Total financing receivables (Gross write-offs)	332	62
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	137	206
One year ago (Gross write-offs)	1,046	1,773
Two years ago (Gross write-offs)	1,390	1,136
Three years ago (Gross write-offs)	1,122	106
Four years ago (Gross write-offs)	23	8
Prior (Gross write-offs)	2	8
Total financing receivables	40,974	43,210
Total financing receivables (Gross write-offs)	3,720	3,237
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	392,074	358,952
One year ago	290,820	154,694
Two years ago	136,404	159,847
Three years ago	137,394	143,281
Four years ago	130,105	227,594
Prior	958,672	936,220
Total financing receivables	2,045,469	1,980,588
Consumer borrowers | Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	371,586	339,308
One year ago	279,725	142,337
Two years ago	130,960	152,451
Three years ago	134,882	142,224
Four years ago	129,906	227,484
Prior	958,622	935,996
Total financing receivables	2,005,681	1,939,800
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	20,488	19,644
One year ago	11,095	12,357
Two years ago	5,444	7,396
Three years ago	2,512	1,057
Four years ago	199	110
Prior	50	224
Total financing receivables	39,788	40,788
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	451	586
One year ago	3,465	1,421
Two years ago	2,184	3,101
Three years ago	5,041	2,086
Four years ago	1,405	668
Prior	10,452	11,576
Total financing receivables	22,998	19,438
Consumer borrowers | Non-Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	195	224
One year ago	3,063	472
Two years ago	1,888	2,110
Three years ago	4,817	2,057
Four years ago	1,401	666
Prior	10,448	11,487
Total financing receivables	21,812	17,016
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	256	362
One year ago	402	949
Two years ago	296	991
Three years ago	224	29
Four years ago	4	2
Prior	4	89
Total financing receivables	1,186	2,422
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	305	65
One year ago (Gross write-offs)	76	181
Two years ago (Gross write-offs)	471	73
Three years ago (Gross write-offs)	74	2,485
Four years ago (Gross write-offs)	143	24
Prior (Gross write-offs)	3,304	1,594
Total financing receivables	1,810,689	1,689,281
Total financing receivables (Gross write-offs)	4,373	4,422
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	0
Four years ago (Gross write-offs)	0	0
Prior (Gross write-offs)	0	0
Total financing receivables	343,121	301,477
Total financing receivables (Gross write-offs)	0	0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		150
Total financing receivables		86,724
Total financing receivables (Gross write-offs)		150
Corporate borrowers | Non-recourse Loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0
One year ago (Gross write-offs)	0
Two years ago (Gross write-offs)	0
Three years ago (Gross write-offs)	0
Four years ago (Gross write-offs)	0
Prior (Gross write-offs)	1,264
Total financing receivables	200,308
Total financing receivables (Gross write-offs)	1,264
Corporate borrowers | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	5	0
Four years ago (Gross write-offs)	0	0
Prior (Gross write-offs)	13	78
Total financing receivables	461,006	415,666
Total financing receivables (Gross write-offs)	18	78
Corporate borrowers | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	0
Four years ago (Gross write-offs)	0	0
Prior (Gross write-offs)	0	0
Total financing receivables	61,853	82,187
Total financing receivables (Gross write-offs)	0	0
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	8	0
Three years ago (Gross write-offs)	7	0
Four years ago (Gross write-offs)	0	6
Prior (Gross write-offs)	9	140
Total financing receivables	218,910	225,900
Total financing receivables (Gross write-offs)	24	146
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	305	65
One year ago (Gross write-offs)	76	181
Two years ago (Gross write-offs)	463	73
Three years ago (Gross write-offs)	62	2,485
Four years ago (Gross write-offs)	143	18
Prior (Gross write-offs)	2,018	1,226
Total financing receivables	525,491	577,327
Total financing receivables (Gross write-offs)	3,067	4,048
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	813,938	865,495
One year ago	449,888	246,134
Two years ago	164,930	133,623
Three years ago	78,714	154,928
Four years ago	107,095	42,744
Prior	133,575	175,757
Total financing receivables	1,748,140	1,618,681
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	181,856	225,394
One year ago	113,115	52,292
Two years ago	30,906	10,487
Three years ago	7,633	6,932
Four years ago	6,753	0
Prior	2,858	6,372
Total financing receivables	343,121	301,477
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		44,762
One year ago		20,079
Two years ago		7,540
Three years ago		886
Four years ago		135
Prior		9,491
Total financing receivables		82,893
Corporate borrowers | Performing | Non-recourse Loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	89,661
One year ago	61,545
Two years ago	23,222
Three years ago	7,398
Four years ago	2,037
Prior	4,439
Total financing receivables	188,302
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	211,938	205,004
One year ago	96,971	67,092
Two years ago	40,453	33,558
Three years ago	22,320	23,295
Four years ago	19,139	19,072
Prior	69,631	67,088
Total financing receivables	460,452	415,109
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	46,394	57,678
One year ago	5,163	2,458
Two years ago	1,147	8,833
Three years ago	1,120	2,828
Four years ago	0	504
Prior	5,848	6,469
Total financing receivables	59,672	78,770
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	111,912	131,439
One year ago	52,689	38,390
Two years ago	28,678	20,382
Three years ago	8,018	10,761
Four years ago	8,374	6,412
Prior	8,501	17,740
Total financing receivables	218,172	225,124
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	172,177	201,218
One year ago	120,405	65,823
Two years ago	40,524	52,823
Three years ago	32,225	110,226
Four years ago	70,792	16,621
Prior	42,298	68,597
Total financing receivables	478,421	515,308
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	1,276	2,389
One year ago	3,184	8,970
Two years ago	9,835	4,353
Three years ago	7,692	33,020
Four years ago	13,814	7,593
Prior	26,748	14,275
Total financing receivables	62,549	70,600
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0
One year ago		0
Two years ago		67
Three years ago		0
Four years ago		0
Prior		3,764
Total financing receivables		3,831
Corporate borrowers | Non-Performing | Non-recourse Loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0
One year ago	79
Two years ago	4,656
Three years ago	855
Four years ago	1,065
Prior	5,351
Total financing receivables	12,006
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0	0
One year ago	19	0
Two years ago	0	0
Three years ago	0	0
Four years ago	0	8
Prior	535	549
Total financing receivables	554	557
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0	104
One year ago	0	680
Two years ago	440	1,283
Three years ago	1,586	1,188
Four years ago	63	0
Prior	92	162
Total financing receivables	2,181	3,417
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	14	415
One year ago	411	58
Two years ago	47	130
Three years ago	116	11
Four years ago	11	76
Prior	139	86
Total financing receivables	738	776
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	1,262	1,870
One year ago	2,675	8,232
Two years ago	4,692	2,873
Three years ago	5,135	31,821
Four years ago	12,675	7,509
Prior	20,631	9,714
Total financing receivables	47,070	62,019
Loans to Equity Method Investees
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	0	0
Two years ago (Gross write-offs)	0	55
Three years ago (Gross write-offs)	0	39
Four years ago (Gross write-offs)	0	0
Prior (Gross write-offs)	1,439	161
Total financing receivables	21,236	132,053
Total financing receivables (Gross write-offs)	1,439	255
Loans to Equity Method Investees | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	3,032	515
One year ago	573	111,724
Two years ago	585	2,028
Three years ago	2,005	0
Four years ago	21	1,583
Prior	15,020	14,858
Total financing receivables	21,236	130,708
Loans to Equity Method Investees | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0	0
One year ago	0	0
Two years ago	0	0
Three years ago	0	0
Four years ago	0	0
Prior	0	1,345
Total financing receivables	0	1,345
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	10	0
Two years ago (Gross write-offs)	0	0
Three years ago (Gross write-offs)	0	57
Four years ago (Gross write-offs)	0	255
Prior (Gross write-offs)	3,753	7,235
Total financing receivables (Gross write-offs)	3,763	7,547
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0	0
One year ago	792	52
Two years ago	0	14
Three years ago	0	476
Four years ago	0	86
Prior	13,019	19,497
Total financing receivables	13,811	20,125
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	0	0
One year ago	0	0
Two years ago	0	0
Three years ago	0	31
Four years ago	0	0
Prior	228	1,233
Total financing receivables	228	1,264
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	57	0
One year ago (Gross write-offs)	396	456
Two years ago (Gross write-offs)	1,337	1,029
Three years ago (Gross write-offs)	1,559	538
Four years ago (Gross write-offs)	416	353
Prior (Gross write-offs)	1,173	1,129
Total financing receivables	1,247,491	1,167,380
Total financing receivables (Gross write-offs)	4,938	3,505
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	0	0
One year ago (Gross write-offs)	16	34
Two years ago (Gross write-offs)	120	135
Three years ago (Gross write-offs)	223	254
Four years ago (Gross write-offs)	189	256
Prior (Gross write-offs)	586	627
Total financing receivables	619,333	618,963
Total financing receivables (Gross write-offs)	1,134	1,306
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	57	0
One year ago (Gross write-offs)	380	422
Two years ago (Gross write-offs)	1,217	894
Three years ago (Gross write-offs)	1,336	284
Four years ago (Gross write-offs)	227	97
Prior (Gross write-offs)	587	502
Total financing receivables	628,158	548,417
Total financing receivables (Gross write-offs)	3,804	2,199
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	490,025	448,045
One year ago	327,849	316,681
Two years ago	202,407	179,111
Three years ago	96,189	89,639
Four years ago	47,874	47,256
Prior	56,070	64,828
Total financing receivables	1,220,414	1,145,560
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	197,362	199,069
One year ago	152,845	145,491
Two years ago	105,743	101,351
Three years ago	66,152	67,720
Four years ago	40,753	40,680
Prior	52,159	60,287
Total financing receivables	615,014	614,598
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	292,663	248,976
One year ago	175,004	171,190
Two years ago	96,664	77,760
Three years ago	30,037	21,919
Four years ago	7,121	6,576
Prior	3,911	4,541
Total financing receivables	605,400	530,962
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	3,616	2,381
One year ago	5,892	5,398
Two years ago	6,810	4,893
Three years ago	3,699	1,879
Four years ago	1,456	836
Prior	5,604	6,433
Total financing receivables	27,077	21,820
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	146	160
One year ago	517	628
Two years ago	865	763
Three years ago	778	808
Four years ago	668	500
Prior	1,345	1,506
Total financing receivables	4,319	4,365
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	3,470	2,221
One year ago	5,375	4,770
Two years ago	5,945	4,130
Three years ago	2,921	1,071
Four years ago	788	336
Prior	4,259	4,927
Total financing receivables	¥ 22,758	¥ 17,455